Document and Entity Information	Jul. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2019
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Entity Central Index Key	0000860720
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Feb. 28, 2019
Morgan Stanley European Equity Fund Inc. | A
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B
Prospectus:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | Class C
Prospectus:
Trading Symbol	MSEEX